SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Market price, high	$ 12.50	$ 12.30	$ 12.44	$ 11.85	$ 13.63	$ 11.00	$ 8.98	$ 8.86
Market price, low	$ 10.82	$ 11.31	$ 10.82	$ 10.50	$ 10.25	$ 8.48	$ 6.76	$ 6.82
Cash dividends declared, per share	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.16	$ 0.16	$ 0.16